CAPITAL STOCK - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Total outstanding, beginning of period	3,645,000	3,053,571
Granted	950,000	720,000
Exercised	0	0
Expired	0	(128,571)
Total outstanding, end of period	4,595,000	3,645,000
Total exercisable, beginning of period	2,831,667	1,353,571
Total exercisable Granted | shares	316,665
Total exercisable, end of period	3,721,667	2,831,667
Expire October 7, 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares		$ 0.70
Total outstanding, beginning of period	0	28,571
Granted		0
Exercised		0
Expired		(28,571)
Total outstanding, end of period		0
Expire November 14, 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares		$ 6.85
Total outstanding, beginning of period	0	100,000
Granted		0
Exercised		0
Expired		(100,000)
Total outstanding, end of period		0
Expire August 18, 2021 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.30		$ 1.30
Total outstanding, beginning of period	1,175,000	1,175,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	1,175,000	1,175,000
Expire July 6, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.90		0.90
Total outstanding, beginning of period	50,000	50,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	50,000	50,000
Expire November 28, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.30		0.30
Total outstanding, beginning of period	750,000	750,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	750,000	750,000
Expire August 20, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.50		0.50
Total outstanding, beginning of period	750,000	750,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	750,000	750,000
Expire April 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.57		0.57
Total outstanding, beginning of period	200,000	200,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	200,000	200,000
Expire May 17, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.45		1.45
Total outstanding, beginning of period	10,000	0
Granted	0	10,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	10,000	10,000
Expire August 19, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.78		0.78
Total outstanding, beginning of period	700,000	0
Granted	0	700,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	700,000	700,000
Expire November 8, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.82		$ 0.82
Total outstanding, beginning of period	10,000	0
Granted	0	10,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	10,000	10,000
Expire February 11, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.76
Total outstanding, beginning of period	0
Granted	200,000
Exercised	0
Expired	0
Total outstanding, end of period	200,000	0
Expire August 18, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.75
Total outstanding, beginning of period	0
Granted	750,000
Exercised	0
Expired	0
Total outstanding, end of period	750,000	0